Segments (Details) - Schedule of total assets	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	¥ 1,260,341,366	$ 180,963,927	¥ 1,505,028,697
AR advertising services [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	1,071,603,048	153,864,264	1,306,152,502
AR entertainment [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	9,504,306	1,364,659	12,487,702
Semiconductor business [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	¥ 179,234,012	$ 25,735,004	¥ 186,388,493